Income Taxes Summary - Undistributed Foreign Earnings (Details) - USD ($) $ in Millions	Dec. 30, 2016	Dec. 25, 2015
Income Taxes
Undistributed earnings of foreign subsidiaries	$ 432.3
Deferred tax liability related to foreign subsidiaries	3.1
Cash held in international accounts	$ 108.7	$ 152.0